Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable - gross	$ 81,996	$ 53,007
Allowance for doubtful accounts	(886)	(1,946)
Accounts receivables, net	$ 81,110	$ 51,061